Leases (Details) - Schedule of Future Minimum Lease Payments	Jun. 30, 2023 USD ($)
Schedule of Future Minimum Lease Payments [Abstract]
2024	$ 1,934,715
2025	1,934,715
2026	2,039,234
2027	3,188,945
2028	3,188,945
Thereafter	2,923,199
Total future minimum lease payments	15,209,753
Less: imputed interest	(2,796,368)
Present value of operating lease liabilities	$ 12,413,385